INCOME TAX (Details 3) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Less: valuation allowance	$ (2,455,906)	$ (2,340,023)	$ (1,644,410)
Deferred tax assets, net	0	0	0
US tax regime
Net operating loss carryforwards	2,182,433	2,090,051	1,439,384
Malaysia tax regime
Net operating loss carryforwards	$ 273,473	$ 249,972	$ 205,026